Document and Entity Information	Oct. 16, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2020
Entity Registrant Name	Drive Shack Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-31458
Entity Tax Identification Number	81-0559116
Entity Address, Address Line One	218 W 18th St
Entity Address, Address Line Two	3rd Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	646
Local Phone Number	585-5591
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001175483
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DS
Security Exchange Name	NYSE
9.75% Series B Cumulative Redeemable Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.75% Series B Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PB
Security Exchange Name	NYSE
8.05% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.05% Series C Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PC
Security Exchange Name	NYSE
8.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	8.375% Series D Cumulative Redeemable Preferred Stock, $0.01 par value per share
Trading Symbol	DS-PD
Security Exchange Name	NYSE